Goodwill (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill [Line Items]
Goodwill	$ 11,935	$ 11,781	$ 5,047	$ 5,008
Latin America [Member]
Goodwill [Line Items]
Goodwill	501	229
Asia [Member]
Goodwill [Line Items]
Goodwill	5,443	72
Europe, the Middle East and Africa [Member]
Goodwill [Line Items]
Goodwill	1,423	38
Retail Products [Member]
Goodwill [Line Items]
Goodwill	2,955	2,955
Group, Voluntary and Worksite Benefits [Member]
Goodwill [Line Items]
Goodwill	308	308
Corporate Benefit Funding [Member]
Goodwill [Line Items]
Goodwill	900	900
Corporate & Other [Member]
Goodwill [Line Items]
Goodwill	405	470
Consolidated Company Without Current Year Acquisition [Member]
Goodwill [Line Items]
Goodwill		$ 4,972